Financial Assets and Liabilities - Summary of Related Party Transactions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of receivables and payables [line items]
Product Sales	R$ 508,660	R$ 573,928	R$ 552,088
Purchase of goods / inputs	(1,208,903)	(1,007,862)	(818,901)
Discontinued operation			57,007
Shared income (expense)	(73,105)	(70,914)	(72,597)
Finance result	6,738	7,352	2,253
Total	(766,610)	(497,496)	(280,150)
Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Product Sales	304,648	411,443	416,507
Purchase of goods / inputs	(3,672)	(1,347)	(1,703)
Discontinued operation			57,007
Shared income (expense)	(73,105)	(70,914)	(72,597)
Finance result	4,100	7,727	2,441
Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Product Sales	188,895	154,104	135,581
Purchase of goods / inputs	(1,205,231)	(1,006,515)	(817,198)
Other [member]
Disclosure of receivables and payables [line items]
Product Sales	15,117	8,381
Other [member] | Other [member]
Disclosure of receivables and payables [line items]
Finance result	2,879	3	(8)
Usina Santa Luiza [member]
Disclosure of receivables and payables [line items]
Finance result	R$ (241)	R$ (378)	R$ (180)